Supplement dated May 10, 2024 to the Statutory Prospectus and Initial Summary Prospectus dated May 1, 2024 for the

Pacific Quest individual flexible premium deferred variable annuity contracts issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Pacific Quest variable annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the effective Prospectus and replaces and supersedes any previously issued Rate Sheet Prospectus Supplement. If you would like another copy of a current prospectus, you may obtain one by visiting PacificLife.com/Prospectus or by calling us at (800) 748-6907 to request a free copy. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov by typing the variable annuity product name “Pacific Quest,”, as applicable under EDGAR Search Tools - Variable Insurance Products.

We are issuing this Supplement to update the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Initial Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement.

This Rate Sheet Supplement also provides current rate information for the Annual Charge, Annual Credit, and Withdrawal Percentages for the Future Income Generator (Single) or (Joint) optional riders in effect on or after the date below. For complete information about the Future Income Generator (Single) or (Joint), see the Prospectus.

The percentages below apply for applications (or Regulation 60 paperwork if a replacement)* signed on or after June 1, 2024.

* If your Contract and Rider purchase is through a replacement that involves Regulation 60, the application sign date is not used to determine percentage rates. In this situation, all references to “application” in this supplement refer to the Regulation 60 Authorization to Release Information form.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit www.PacificLife.com or call us at (800) 748-6907 to confirm the most current percentages.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.85%[1,2]	0.95%[1,2]
	2. Investment Options (Fund fees and expenses)	0.28%[3]	1.86%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.55% [4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost: $1,132.52	Highest Annual Cost: $3,947.95

Assumes: • Investment of $100,000 • 5% annual appreciation	Assumes: • Investment of $100,000 • 5% annual appreciation

•          Least expensive combination of base Contract and Fund fees and expenses

•          No optional benefits

•          No sales charges

•          No additional purchase payments, transfers, or withdrawals

•          No loans or loan interest charges

•          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

•          No sales charges

•          No additional purchase payments, transfers, or withdrawals

•          No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2	The Mortality and Expense Risk charge is reduced from 0.70% to 0.60% for the upcoming Contract quarter if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1,000,000. See the CHARGES, FEES AND DEDUCTIONS - Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge section.

3 As a percentage of Fund assets.

4	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

The current Annual Charge and Annual Credit are the following:

Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.45%	5.0%
Future Income Generator (Joint)	1.55%	5.0%

The current Withdrawal Percentages/Enhanced Income Percentages are the following:

Age*	Future Income Generator (Single)	Future Income Generator (Joint)
Before 59½	0%	0%
59½	4.70%	4.20%
60	4.70%	4.20%
61	4.70%	4.20%
62	4.70%	4.20%
63	4.70%	4.20%
64	4.70%	4.20%
65	5.80%	5.30%
66	5.80%	5.30%
67	5.80%	5.30%
68	5.80%	5.30%
69	5.80%	5.30%
70	6.25%	5.70%
71	6.25%	5.70%
72	6.25%	5.70%
73	6.25%	5.70%
74	6.25%	5.70%
75	6.75%	6.20%
76	6.75%	6.20%

Age*	Future Income Generator (Single)	Future Income Generator (Joint)
77	6.75%	6.20%
78	6.75%	6.20%
79	6.75%	6.20%
80	7.40%	6.80%
81	7.40%	6.80%
82	7.40%	6.80%
83	7.40%	6.80%
84	7.40%	6.80%
85	8.15%	7.50%
86	8.15%	7.50%
87	8.15%	7.50%
88	8.15%	7.50%
89	8.15%	7.50%
90	9.15%	8.40%
91	9.15%	8.40%
92	9.15%	8.40%
93	9.15%	8.40%
94	9.15%	8.40%
95 and older	10.45%	9.60%

* The Age range that applies is based on the age of the Designated Life (Single) or the youngest Designated Life (Joint) at the time of the first withdrawal after age 59½ or the first withdrawal after an Automatic or Owner-Elected Reset occurs.

In order for you to receive the percentages reflected above, your application (or Regulation 60 paperwork if a replacement) must be signed on or after the date referenced above, your application (or Regulation 60 paperwork if a replacement) must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 90 calendar days after the application (or Regulation 60 paperwork if a replacement) sign date. Once the rider is issued, your percentages will not change as long as you own the rider (even if an Automatic Reset occurs as described in the Reset of Protected Payment Base subsection within each rider).

Subject to meeting the timelines referenced above, on the issue date, if current percentage rates have changed since the date you signed your application (or Regulation 60 paperwork if a replacement), the following will apply:

•	If the Annual Credit Percentage increased, you will receive the higher percentage in effect on the issue date.

•	If any Withdrawal Percentage increased, you will receive the higher percentages in effect on the issue date.

•	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Annual Credit and/or any Withdrawal Percentage decreased, or the Annual Charge Percentage increased, you will receive the Annual Credit, Withdrawal and Annual Charge Percentages in effect on the date you signed your application (or Regulation 60 paperwork if a replacement).

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 748-6907 prior to submitting your paperwork if you have any questions.

Form No. NYVARS0524